Deferred revenue (Tables)	6 Months Ended
Feb. 28, 2023
Deferred Revenue
Schedule of deferred revenue

Amount
As at August 31, 2022	$2,485
Accretion of deferred revenue	261
Transaction costs expensed	15
Revenue recognized	(742)
As at February 28, 2023	$2,019